Shareholder Report, Holdings (Details)	May 31, 2026
C000222714 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000222714 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000222714 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222714 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000222714 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222714 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222714 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222714 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222714 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222714 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222714 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000222714 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000222714 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222714 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222714 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222715 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000222715 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000222715 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222715 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000222715 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222715 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222715 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222715 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222715 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222715 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222715 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000222715 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000222715 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222715 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222715 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%